Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Income, United States	$ 2,782	$ 4,165	$ 3,065
Income, Foreign	3,685	4,547	4,589
Income from continuing operations before income taxes	6,467	8,712	7,654
Undistributed Earnings of Foreign Subsidiaries	29,000
Current Tax Provision, Federal	328	319	390
Current Tax Provision, State	(37)	38	18
Current Tax Provision, Foreign	1,158	1,484	1,323
Current Income Tax Expense Benefit	1,449	1,841	1,731
Future Tax Provision, Federal	712	421	292
Future Tax Provision, State	109	(23)	44
Future Tax Provision, Foreign	(159)	5	(68)
Deferred income tax provision	662	403	268
Income tax expense	2,111	2,244	1,999
Attributable to items credited (charged) to equity and goodwill	$ (114)	$ 1,535	$ (1,661)
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
Tax on international activities	(2.00%)	(3.30%)	(6.20%)
Tax audit settlements	0.00%	(4.30%)	(0.50%)
Other	(0.40%)	(1.60%)	(2.20%)
Effective income tax rate	32.60%	25.80%	26.10%
Tax Adjustments Settlements And Unusual Provisions			$ 35
Income Tax Credits and Adjustments	$ 68		24
Foreign Earnings Repatriation [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary	274
2006 - 2008 Tax Years [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		$ 84
2009 - 2010 Tax Years [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		213
2010 - 2012 Tax Years [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		40
Canada Revenue Agency’s Examination Research Credit 2006-2012 [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		34
Dividend Repatriation [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		175
1998 Reorganization Otis Germany [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary		$ 265
American Taxpayer Relief Act of 2012 [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary			$ 95
2015 Tax Year [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary	$ 45